SHAREHOLDERS' EQUITY - Plans (Details) - CAD shares in Thousands, CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of units
Balance, beginning of year (in shares)	2,211
Granted (in shares)	2,607
Vested (in shares)	(1,271)
Forfeited (in shares)	(440)
Balance, end of year (in shares)	3,107	2,211
Recognized cash share-based compensation expense	CAD 1,967
Unrecognized cash share-based compensation expense	37
Recognized non-cash share-based compensation expense	21,271
Unrecognized non-cash share-based compensation expense	13,172
Long-term incentive plans expense non-cash
Number of units
Recognized non-cash share-based compensation expense	18,900	CAD 9,300
Intrinsic value	34,443
Long-term incentive plans (recovery)/expense
Number of units
Recognized cash share-based compensation expense	874	(1,220)	CAD 23,262
Intrinsic value	2,004
Cash paid for settlement of compensation costs	CAD 15,000	CAD 14,100	CAD 11,100
Cash Settled PSU
Number of units
Balance, beginning of year (in shares)	406
Vested (in shares)	(388)
Forfeited (in shares)	(18)
Balance, end of year (in shares)		406
Recognized cash share-based compensation expense	CAD 264
Intrinsic value	CAD 264
Cash Settled RSU
Number of units
Balance, beginning of year (in shares)	398
Vested (in shares)	(268)
Forfeited (in shares)	(38)
Balance, end of year (in shares)	92	398
Recognized cash share-based compensation expense	CAD 625
Unrecognized cash share-based compensation expense	37
Intrinsic value	CAD 662
Weighted average remaining contractual term	2 months 12 days
Cash Settled DSU
Number of units
Balance, beginning of year (in shares)	122
Granted (in shares)	85
Vested (in shares)	(41)
Balance, end of year (in shares)	166	122
Recognized cash share-based compensation expense	CAD 1,078
Intrinsic value	CAD 1,078
Equity Settled PSU
Number of units
Balance, beginning of year (in shares)	510
Granted (in shares)	1,032
Vested (in shares)	(245)
Forfeited (in shares)	(75)
Balance, end of year (in shares)	1,222	510
Recognized non-cash share-based compensation expense	CAD 5,345
Unrecognized non-cash share-based compensation expense	5,178
Intrinsic value	CAD 10,523
Weighted average remaining contractual term	1 year 7 months 6 days
Equity Settled RSU
Number of units
Balance, beginning of year (in shares)	775
Granted (in shares)	1,490
Vested (in shares)	(329)
Forfeited (in shares)	(309)
Balance, end of year (in shares)	1,627	775
Recognized non-cash share-based compensation expense	CAD 15,926
Unrecognized non-cash share-based compensation expense	7,994
Intrinsic value	CAD 23,920
Weighted average remaining contractual term	1 year 4 months 24 days